Property, Plant, and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Schedule of Property Plant and Equipment Net

Property, plant, and equipment, net at December 31 consisted of the following (in thousands):

	2016	2015
Machinery and equipment	$70,481	$49,078
Buildings	13,449	14,047
Leasehold improvements	16,818	14,259
Office equipment and software	6,403	3,691
Furniture	15,883	15,140
Vehicles	342	279
Construction in progress	11,592	4,660
Total	134,968	101,154
Accumulated depreciation	(43,802)	(33,422)
Property, plant and equipment, net	$91,166	$67,732